Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	May 14, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Accounting Policies [Abstract]
Loans eligible for repurchase from GNMA		$ 12,421,000	$ 7,116,173	$ 2,011,265	$ 13,909,000
Impairment Loss Recognized		0	0	0
Stock dividend determined to be in substance a stock split, ratio	12.861519
Advertising And Marketing Expenses		1,001,000	1,059,475	413,692
Temporary investments		13,332,000
Trust for Investors and Escrow balances for mortgagors		141,209,000	98,423,192	23,668,462
Amortization Expenses		180,000	346,074	164,145
Estimated useful lives, internal use software			3 years	3 years
Computer Software
Accounting Policies [Abstract]
Amortization Expenses			$ 226,157	$ 164,145
Customer Relationships
Accounting Policies [Abstract]
Finite Lived Purchased Intangible Assets		8 years	8 years
Active Agent List
Accounting Policies [Abstract]
Finite Lived Purchased Intangible Assets		5 years	5 years
Maximum
Accounting Policies [Abstract]
Estimated useful lives, Furniture, fixture and equipment		10 years	10 years
Maximum | Note rates below 4.00%
Accounting Policies [Abstract]
Interest rate on mortgage loans underlying MSRs			4.00%
Maximum | Note rates between 4.00% and 4.99%
Accounting Policies [Abstract]
Interest rate on mortgage loans underlying MSRs			4.99%
Minimum
Accounting Policies [Abstract]
Estimated useful lives, Furniture, fixture and equipment		3 years	3 years
Minimum | Note rates between 4.00% and 4.99%
Accounting Policies [Abstract]
Interest rate on mortgage loans underlying MSRs			4.00%
Minimum | Note rates above 5.00%
Accounting Policies [Abstract]
Interest rate on mortgage loans underlying MSRs			5.00%
Open tax year, Period 1
Accounting Policies [Abstract]
Open tax year		2011	2011
Open tax year, Period 2
Accounting Policies [Abstract]
Open tax year		2010	2010
Open tax year, Period 3
Accounting Policies [Abstract]
Open tax year		2009	2009